Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	69 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	21.25%		12.25%	11.44%
Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Average Annual Return, Percent	21.13%	10.75%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	26.24%		8.26%			7.94%
Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Average Annual Return, Percent	26.08%		8.14%		6.65%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	16.26%		14.55%	13.42%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	16.26%	13.14%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	16.26%		14.55%			10.66%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	27.75%		13.12%			7.74%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	16.26%		14.55%		11.96%
S&P Global Infrastructure Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	27.75%		13.12%		8.08%